Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The information below presents the relationship between the compensation of the company’s NEOs and certain performance measures in accordance with Item 402(v) of Regulation S-K (“Pay Versus Performance Table”). For a discussion of the Company’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis” above.
PAY VERSUS PERFORMANCE TABLE
The information below presents the relationship between compensation actually paid (“CAP”) of the Company’s NEOs and certain performance measures calculated in accordance with Item 402(v) of Regulation S-K.

Year (a)	Summary Compensation Table Total for PEO (b)[1]	Compensation Actually Paid to PEO (c)[2]	Average Summary Compensation Table Total for Non-PEO NEOs (d)[1]	Average Compensation Actually Paid to Non-PEO NEOs (e)[2]	Value of Initial Fixed $100 Investment Based On:		Net income (millions) (h)	Economic Return[4] (i)
					TSR (f)	Peer Group TSR[3] (g)
2023	$9,126,346	$10,334,185	$2,893,215	$3,201,416	131	138	$139	3.0%
2022	$7,440,475	$8,036,717	$2,573,470	$2,768,126	123	113	$138	3.5%
2021	$7,623,221	$12,903,150	$2,295,676	$3,638,865	128	136	$139	7.0%
[1]	Mr. Kelsey is the PEO for the covered years. Our Non-PEO NEOs for the covered years are as follows:

2021	2022	2023
Patrick Jermain	Patrick Jermain	Patrick Jermain
Steven Frisch	Steven Frisch	Steven Frisch
Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi
Ronnie Darroch	Oliver Mihm	Oliver Mihm
[2]
CAP was determined by making the following adjustments relating to equity awards to total compensation as reported in the Summary Compensation Table for each year as computed in accordance with Item 402(v) of Regulation S-K:

	PEO			NEOs
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$9,126,346	$7,440,475	$7,623,221	$2,893,215	$2,573,470	$2,295,676
Value of Stock Awards Disclosed in the Summary Compensation Table	-$5,562,053	-$4,077,029	-$5,078,974	-$1,479,393	-$1,251,505	-$1,234,451
Year End Fair Value of Stock Awards Granted in the Year and Unvested at Year-End	$6,341,463	$5,694,429	$7,262,713	$1,679,270	$1,707,928	$1,765,111
Year-Over Year Change in Fair Value of Stock Awards Granted in a Prior Year And Outstanding and Unvested at Year-End	-$50,132	-$372,461	$1,997,562	-$8,589	-$91,165	$510,435
Change in Fair Value of Stock Awards Granted in a Prior Year that Vested in the Year	$478,561	-$648,697	$1,098,628	$116,913	-$170,602	$302,094
Compensation Actually Paid	$10,334,185	$8,036,717	$12,903,150	$3,201,416	$2,768,126	$3,638,865
The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.
[3]	Represents the Nasdaq US Benchmark Electrical Components & Equipment Index.
[4]	Represents annual economic return as calculated for PSU performance, which is defined as the difference between ROIC (calculated using GAAP operating profit) and WACC.

Company Selected Measure Name	Economic Return
Named Executive Officers, Footnote [Text Block]
[1]	Mr. Kelsey is the PEO for the covered years. Our Non-PEO NEOs for the covered years are as follows:

2021	2022	2023
Patrick Jermain	Patrick Jermain	Patrick Jermain
Steven Frisch	Steven Frisch	Steven Frisch
Angelo Ninivaggi	Angelo Ninivaggi	Angelo Ninivaggi
Ronnie Darroch	Oliver Mihm	Oliver Mihm

Peer Group Issuers, Footnote [Text Block]
[3]	Represents the Nasdaq US Benchmark Electrical Components & Equipment Index.

PEO Total Compensation Amount	$ 9,126,346	$ 7,440,475	$ 7,623,221
PEO Actually Paid Compensation Amount	$ 10,334,185	8,036,717	12,903,150
Adjustment To PEO Compensation, Footnote [Text Block]
[2]
CAP was determined by making the following adjustments relating to equity awards to total compensation as reported in the Summary Compensation Table for each year as computed in accordance with Item 402(v) of Regulation S-K:

	PEO			NEOs
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$9,126,346	$7,440,475	$7,623,221	$2,893,215	$2,573,470	$2,295,676
Value of Stock Awards Disclosed in the Summary Compensation Table	-$5,562,053	-$4,077,029	-$5,078,974	-$1,479,393	-$1,251,505	-$1,234,451
Year End Fair Value of Stock Awards Granted in the Year and Unvested at Year-End	$6,341,463	$5,694,429	$7,262,713	$1,679,270	$1,707,928	$1,765,111
Year-Over Year Change in Fair Value of Stock Awards Granted in a Prior Year And Outstanding and Unvested at Year-End	-$50,132	-$372,461	$1,997,562	-$8,589	-$91,165	$510,435
Change in Fair Value of Stock Awards Granted in a Prior Year that Vested in the Year	$478,561	-$648,697	$1,098,628	$116,913	-$170,602	$302,094
Compensation Actually Paid	$10,334,185	$8,036,717	$12,903,150	$3,201,416	$2,768,126	$3,638,865
The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount	$ 2,893,215	2,573,470	2,295,676
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,201,416	2,768,126	3,638,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[2]
CAP was determined by making the following adjustments relating to equity awards to total compensation as reported in the Summary Compensation Table for each year as computed in accordance with Item 402(v) of Regulation S-K:

	PEO			NEOs
	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$9,126,346	$7,440,475	$7,623,221	$2,893,215	$2,573,470	$2,295,676
Value of Stock Awards Disclosed in the Summary Compensation Table	-$5,562,053	-$4,077,029	-$5,078,974	-$1,479,393	-$1,251,505	-$1,234,451
Year End Fair Value of Stock Awards Granted in the Year and Unvested at Year-End	$6,341,463	$5,694,429	$7,262,713	$1,679,270	$1,707,928	$1,765,111
Year-Over Year Change in Fair Value of Stock Awards Granted in a Prior Year And Outstanding and Unvested at Year-End	-$50,132	-$372,461	$1,997,562	-$8,589	-$91,165	$510,435
Change in Fair Value of Stock Awards Granted in a Prior Year that Vested in the Year	$478,561	-$648,697	$1,098,628	$116,913	-$170,602	$302,094
Compensation Actually Paid	$10,334,185	$8,036,717	$12,903,150	$3,201,416	$2,768,126	$3,638,865
The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY-VERSUS-PERFORMANCE TABLE
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to TSR, Peer Group Total Shareholder Return, GAAP Net Income and Economic Return.

Compensation Actually Paid vs. Net Income [Text Block]
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY-VERSUS-PERFORMANCE TABLE
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to TSR, Peer Group Total Shareholder Return, GAAP Net Income and Economic Return.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY-VERSUS-PERFORMANCE TABLE
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to TSR, Peer Group Total Shareholder Return, GAAP Net Income and Economic Return.

Total Shareholder Return Vs Peer Group [Text Block]
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY-VERSUS-PERFORMANCE TABLE
In accordance with Item 402(v) of Regulation S-K, the following graphs illustrate the relationship between the amounts disclosed in the Pay Versus Performance Table, above, as CAP to TSR, Peer Group Total Shareholder Return, GAAP Net Income and Economic Return.

Tabular List [Table Text Block]
TABULAR LIST OF PERFORMANCE MEASURES
The following table lists the financial performance measures that the Company considers to be the most important financial performance measures used by the Company to link CAP to its NEOs for the most recently completed fiscal year to performance of the Company.

Economic Return
Relative TSR
Return on Invested Capital
Revenue

Total Shareholder Return Amount	$ 131	123	128
Peer Group Total Shareholder Return Amount	138	113	136
Net Income (Loss)	$ 139,000,000	$ 138,000,000	$ 139,000,000
Company Selected Measure Amount	0.03	0.035	0.07
PEO Name	Mr. Kelsey	Mr. Kelsey	Mr. Kelsey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Economic Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Value of Stock Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,562,053)	$ (4,077,029)	$ (5,078,974)
PEO [Member] | Year End Fair Value of Stock Awards Granted in the Year and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,341,463	5,694,429	7,262,713
PEO [Member] | Year-Over Year Change in Fair Value of Stock Awards Granted in a Prior Year And Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,132)	(372,461)	1,997,562
PEO [Member] | Change in Fair Value of Stock Awards Granted in a Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	478,561	(648,697)	1,098,628
Non-PEO NEO [Member] | Value of Stock Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,479,393)	(1,251,505)	(1,234,451)
Non-PEO NEO [Member] | Year End Fair Value of Stock Awards Granted in the Year and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,679,270	1,707,928	1,765,111
Non-PEO NEO [Member] | Year-Over Year Change in Fair Value of Stock Awards Granted in a Prior Year And Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,589)	(91,165)	510,435
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards Granted in a Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 116,913	$ (170,602)	$ 302,094